Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
January 31, 2022
DIFK6-NPRT1-0422
1.9883985.104
Common Stocks - 94.1%
	Shares	Value ($)
Australia - 0.7%
Aristocrat Leisure Ltd.	727,439	21,086,831
Lynas Rare Earths Ltd. (a)	1,331,223	8,598,506
TOTAL AUSTRALIA		29,685,337
Austria - 0.5%
Erste Group Bank AG	430,524	20,122,938
Bailiwick of Jersey - 2.5%
Experian PLC	555,700	23,210,423
Ferguson PLC	254,357	40,007,969
Glencore Xstrata PLC	2,902,230	15,119,505
WPP PLC	1,454,450	22,806,539
TOTAL BAILIWICK OF JERSEY		101,144,436
Belgium - 1.8%
Azelis Group NV	207,381	5,280,485
KBC Groep NV	578,624	50,322,561
UCB SA	191,887	19,093,768
TOTAL BELGIUM		74,696,814
Bermuda - 1.2%
Hiscox Ltd.	1,226,140	16,116,847
IHS Markit Ltd.	287,982	33,633,418
TOTAL BERMUDA		49,750,265
Canada - 3.5%
Canadian Natural Resources Ltd.	868,748	44,190,887
Constellation Software, Inc.	17,823	30,697,231
Fairfax India Holdings Corp. (a)(b)	488,261	5,810,306
First Quantum Minerals Ltd.	528,573	13,019,408
Franco-Nevada Corp.	121,117	16,013,951
GFL Environmental, Inc. (c)	267,886	8,805,413
Thomson Reuters Corp.	112,934	12,123,647
Tourmaline Oil Corp.	335,227	11,951,766
TOTAL CANADA		142,612,609
Cayman Islands - 1.6%
Anta Sports Products Ltd.	923,266	13,863,090
GlobalFoundries, Inc.	262,353	12,944,497
JD.com, Inc. Class A (a)	13,625	516,407
Li Ning Co. Ltd.	1,771,407	17,285,393
Medlive Technology Co. Ltd. (b)	358,452	581,989
Tencent Holdings Ltd.	286,137	17,929,997
Zai Lab Ltd. ADR (a)	62,153	3,087,140
TOTAL CAYMAN ISLANDS		66,208,513
China - 0.6%
Kweichow Moutai Co. Ltd. (A Shares)	85,794	25,665,918
Curacao - 0.5%
Schlumberger Ltd.	471,829	18,434,359
Denmark - 1.4%
DSV A/S	226,388	45,997,679
GN Store Nord A/S	178,224	10,785,041
TOTAL DENMARK		56,782,720
France - 9.1%
Amundi SA (b)	90,756	7,055,035
AXA SA	128,931	4,083,372
BNP Paribas SA	709,887	50,678,415
Capgemini SA	221,474	49,790,964
Dassault Systemes SA	390,299	18,874,224
Hermes International SCA	3,903	5,860,037
Legrand SA	244,644	24,898,176
LVMH Moet Hennessy Louis Vuitton SE	105,225	86,429,442
Pernod Ricard SA	196,517	42,034,864
Sartorius Stedim Biotech	39,595	17,362,856
Societe Generale Series A	635,765	23,599,801
Teleperformance	92,688	34,905,289
Worldline SA (a)(b)	169,448	8,213,177
TOTAL FRANCE		373,785,652
Germany - 7.6%
adidas AG	105,237	28,878,856
Allianz SE	213,921	54,924,788
Brenntag SE	122,474	10,493,111
Deutsche Post AG	812,924	48,922,258
Hannover Reuck SE	122,953	24,804,798
Linde PLC	156,837	49,877,304
Merck KGaA	111,393	24,428,290
SAP SE	133,187	16,709,796
Siemens Healthineers AG (b)	477,721	30,699,435
SUSE SA (a)	167,753	5,532,775
Symrise AG	102,728	12,275,934
Synlab AG (a)	239,617	5,510,468
TOTAL GERMANY		313,057,813
Greece - 0.1%
Piraeus Financial Holdings SA (a)	1,574,538	2,649,569
Hong Kong - 2.4%
AIA Group Ltd.	6,091,778	63,597,019
Chervon Holdings Ltd. (a)	282,468	2,041,321
Hong Kong Exchanges and Clearing Ltd.	206,342	11,777,122
Techtronic Industries Co. Ltd.	1,226,254	20,233,316
TOTAL HONG KONG		97,648,778
India - 4.1%
Axis Bank Ltd. (a)	678,416	7,109,229
HDFC Bank Ltd.	1,928,937	38,817,306
Housing Development Finance Corp. Ltd.	883,748	30,173,020
Kotak Mahindra Bank Ltd. (a)	1,074,698	26,954,117
Reliance Industries Ltd.	2,044,223	65,920,780
TOTAL INDIA		168,974,452
Indonesia - 0.7%
PT Bank Central Asia Tbk	21,300,613	11,329,740
PT Bank Rakyat Indonesia (Persero) Tbk	55,289,948	15,737,478
TOTAL INDONESIA		27,067,218
Ireland - 1.9%
Aon PLC	93,192	25,761,996
ICON PLC (a)	38,954	10,350,857
Kingspan Group PLC (Ireland)	237,121	22,824,577
Ryanair Holdings PLC sponsored ADR (a)	177,211	19,780,292
TOTAL IRELAND		78,717,722
Isle of Man - 0.2%
Entain PLC (a)	307,931	6,666,508
Italy - 0.8%
FinecoBank SpA	888,268	14,933,793
Moncler SpA	17,031	1,093,042
Recordati SpA	178,459	9,997,359
Reply SpA	46,614	7,833,511
TOTAL ITALY		33,857,705
Japan - 18.2%
Advantest Corp.	92,513	7,874,021
Daikin Industries Ltd.	76,015	15,958,909
FUJIFILM Holdings Corp.	448,901	30,092,543
Fujitsu Ltd.	98,722	13,050,889
Hitachi Ltd.	854,736	44,425,788
Hoya Corp.	610,133	79,114,936
Itochu Corp.	923,236	29,660,308
Keyence Corp.	110,794	56,828,753
Minebea Mitsumi, Inc.	1,720,895	42,111,320
Misumi Group, Inc.	572,338	18,567,722
Money Forward, Inc. (a)	74,486	3,389,577
Murata Manufacturing Co. Ltd.	104,416	7,850,338
Nitori Holdings Co. Ltd.	33,708	4,829,098
NOF Corp.	78,798	3,608,172
Nomura Research Institute Ltd.	66,509	2,328,207
Olympus Corp.	521,352	11,666,319
ORIX Corp.	1,493,798	30,812,757
Pan Pacific International Holdings Ltd.	310,423	4,177,932
Persol Holdings Co. Ltd.	832,017	21,479,198
Recruit Holdings Co. Ltd.	863,534	42,683,282
Relo Group, Inc.	577,312	10,418,497
Seven & i Holdings Co. Ltd.	187,791	9,550,795
Shin-Etsu Chemical Co. Ltd.	304,058	50,871,762
SMC Corp.	56,768	31,663,008
Sony Group Corp.	518,190	57,969,126
TIS, Inc.	707,468	18,606,877
Tokyo Electron Ltd.	83,916	41,046,098
Tsuruha Holdings, Inc.	183,276	14,761,852
Welcia Holdings Co. Ltd.	404,283	10,918,816
Z Holdings Corp.	3,779,552	19,195,086
ZOZO, Inc.	320,757	8,547,352
TOTAL JAPAN		744,059,338
Korea (South) - 1.0%
NAVER Corp.	39,176	10,346,555
Samsung Electronics Co. Ltd.	501,163	31,167,617
TOTAL KOREA (SOUTH)		41,514,172
Luxembourg - 1.0%
B&M European Value Retail SA (c)	3,232,210	24,751,045
Eurofins Scientific SA	140,698	14,126,480
TOTAL LUXEMBOURG		38,877,525
Netherlands - 6.4%
Adyen BV (a)(b)	9,565	19,463,796
Airbus Group NV (a)	236,762	30,232,893
Argenx SE (a)	20,995	5,618,091
ASML Holding NV	164,968	111,716,330
IMCD NV	137,153	23,593,052
NXP Semiconductors NV	154,862	31,814,849
Wolters Kluwer NV	392,982	39,997,151
TOTAL NETHERLANDS		262,436,162
New Zealand - 0.1%
EBOS Group Ltd.	46,449	1,194,097
Ryman Healthcare Group Ltd.	334,532	2,187,447
TOTAL NEW ZEALAND		3,381,544
Norway - 0.3%
Schibsted ASA (A Shares)	439,668	13,024,994
Spain - 1.4%
Cellnex Telecom SA (b)	635,759	28,828,882
Industria de Diseno Textil SA	906,843	27,503,998
TOTAL SPAIN		56,332,880
Sweden - 2.0%
EQT AB	183,972	7,209,227
Hexagon AB (B Shares)	1,737,076	23,429,803
Indutrade AB	1,108,832	27,585,303
Investor AB (B Shares)	913,708	19,838,366
Kry International AB (d)(e)	663	188,774
Nibe Industrier AB (B Shares)	184,218	1,750,911
Nordnet AB	253,989	3,958,434
TOTAL SWEDEN		83,960,818
Switzerland - 8.7%
Dufry AG (a)	157,696	8,172,136
Idorsia Ltd. (a)	59,171	1,378,303
Julius Baer Group Ltd.	167,286	10,932,088
Lonza Group AG	61,122	42,140,066
Nestle SA (Reg. S)	818,275	105,670,705
Roche Holding AG (participation certificate)	292,707	113,277,423
Sika AG	150,500	52,656,075
Sonova Holding AG	60,722	21,631,608
Zur Rose Group AG (a)	7,160	1,752,736
TOTAL SWITZERLAND		357,611,140
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	394,270	48,349,330
United Kingdom - 7.5%
AstraZeneca PLC (United Kingdom)	353,494	41,121,260
Big Yellow Group PLC	668,635	13,491,265
Bridgepoint Group Holdings Ltd. (b)	1,572,793	8,186,289
Compass Group PLC	1,012,764	23,017,748
Diageo PLC	729,705	36,821,934
Harbour Energy PLC (a)	1,637,366	7,989,704
JD Sports Fashion PLC	6,182,074	15,851,885
Lloyds Banking Group PLC	36,969,117	25,655,537
Prudential PLC (a)	1,160,724	19,564,857
Prudential PLC (Hong Kong) (a)	416,977	6,985,366
RELX PLC (Euronext N.V.)	1,759,742	53,967,379
Rentokil Initial PLC	3,314,974	23,213,916
S4 Capital PLC (a)	862,812	6,033,265
Smith & Nephew PLC	1,229,399	20,908,362
Starling Bank Ltd. Series D (a)(d)(e)	2,144,800	6,576,755
TOTAL UNITED KINGDOM		309,385,522
United States of America - 5.1%
Alphabet, Inc. Class C (a)	9,892	26,846,591
Booking Holdings, Inc. (a)	5,394	13,248,365
Cognizant Technology Solutions Corp. Class A	27,529	2,351,527
IQVIA Holdings, Inc. (a)	132,503	32,449,985
Marsh & McLennan Companies, Inc.	167,502	25,735,007
Marvell Technology, Inc.	429,231	30,647,093
MasterCard, Inc. Class A	65,645	25,363,915
NICE Systems Ltd. sponsored ADR (a)	88,433	22,644,154
Rivian Automotive, Inc.	375,053	22,190,386
Visa, Inc. Class A	35,579	8,046,902
TOTAL UNITED STATES OF AMERICA		209,523,925
TOTAL COMMON STOCKS (Cost $2,913,382,657)		3,855,986,676

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Estonia - 0.2%
Bolt Technology OU Series E (d)(e)	21,668	5,598,870
United States of America - 0.2%
Wasabi Holdings, Inc. Series C (d)(e)	743,562	9,681,177
TOTAL CONVERTIBLE PREFERRED STOCKS		15,280,047
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (d)(e)	3,828	1,089,936
TOTAL PREFERRED STOCKS (Cost $15,457,833)		16,369,983

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	256,580,362	256,631,678
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	7,159,679	7,160,395
TOTAL MONEY MARKET FUNDS (Cost $263,791,450)		263,792,073

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,192,631,940)	4,136,148,732
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(37,017,999)
NET ASSETS - 100.0%	4,099,130,733

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,838,909 or 2.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,135,512 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271
Kry International AB	5/14/21	287,945
Kry International AB Series E	5/14/21	1,750,058
Starling Bank Ltd. Series D	6/18/21	3,834,657
Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	161,131,920	386,079,980	290,580,222	28,700	-	-	256,631,678	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	33,872,696	38,882,499	65,594,800	6,877	-	-	7,160,395	0.0%
Total	195,004,616	424,962,479	356,175,022	35,577	-	-	263,792,073

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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